Parent Company Only Condensed Financial Information - Condensed Statements Of Operations And Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (103,038)	$ (15,727)	¥ (128,152)	¥ (168,379)
Amortization of intangible assets	(341,802)	(52,169)	(331,294)	(194,874)
Other expense, net	49,885	7,614	11,472	8,761
Loss from operations	(428,924)	(65,467)	(2,072,886)	(574,180)
Interest income	19,601	2,992	29,312	33,700
Gain/(loss) from investments, net	86,497	13,202	(66,550)	31,236
Loss before income tax and share of results of equity investee	(322,826)	(49,273)	(2,110,124)	(509,244)
Income tax expenses	(5,181)	(791)	590	17,217
Share of results of equity investee	36	5	(114,104)	5,752
Net loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Accretion on convertible redeemable preferred shares to redemption value				(509,904)
Deemed dividends to preferred shareholders				(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(327,971)	(50,059)	(2,223,638)	(1,085,255)
Net Loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(72,993)	(11,141)	105,433	55,440
Share of other comprehensive gain/(loss) of equity method investee			(145)	938
Unrealized securities holding gains, net of tax	(31,658)	(4,832)	18,713	25,067
Total comprehensive loss attributable to MOGU Inc.	(432,622)	(66,032)	(2,099,637)	(404,830)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(9,155)	(1,397)	(4,304)	(5,431)
Amortization of intangible assets	(322,230)	(49,182)	(319,188)	(82,436)
Other expense, net	6,138	937	5,308	(1,098)
Loss from operations	(325,247)	(49,642)	(318,184)	(88,965)
Interest income	78	12	4,659	7,532
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(82,563)	(12,603)	(1,736,959)	(441,830)
Gain/(loss) from investments, net	89,518	13,663	(59,050)	31,236
Loss before income tax and share of results of equity investee	(318,214)	(48,570)	(2,109,534)	(492,027)
Income tax expenses	(9,757)	(1,489)
Share of results of equity investee			(114,104)	5,752
Net loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Accretion on convertible redeemable preferred shares to redemption value				(509,904)
Deemed dividends to preferred shareholders				(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(327,971)	(50,059)	(2,223,638)	(1,085,255)
Net Loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(72,993)	(11,141)	105,433	55,440
Share of other comprehensive gain/(loss) of equity method investee			(145)	938
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs' subsidiaries, net of tax	9,726	1,484	(7,884)	(1,588)
Unrealized securities holding gains, net of tax	(41,384)	(6,316)	26,597	26,655
Total other comprehensive income/(loss)	(104,651)	(15,973)	124,001	81,445
Total comprehensive loss attributable to MOGU Inc.	¥ (432,622)	$ (66,032)	¥ (2,099,637)	¥ (404,830)